Leases - Dislosure Of Lease Expenditure Recognised Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	$ 35	$ 38	$ 35
System Fund depreciation of right-of-use assets	4	5	4
Impairment charge	16	32
System Fund impairment	32
Derecognition of right-of-use assets and lease liabilities	(22)
Gain on lease termination	(30)
Expense relating to variable lease payments	7	58	48
Expense relating to short-term leases and low-value assets	2	3	3
Income from sub-leasing right-of-use assets	(1)	(2)	(2)
Recognised in operating (loss)/profit	43	134	88
Interest on lease liabilities	37	41	39
Total recognised in the Group income statement	$ 80	$ 175	$ 127